Employee Benefit Plan	12 Months Ended
Feb. 01, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan

Note 10: Employee Benefit Plan

We sponsor a plan to provide retirement benefits under the provisions of Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) for all employees who have completed a specified term of service. We provide for a guaranteed matching of 25% of employee contributions, up to a maximum of 6% of eligible employee compensation, as defined by the 401(k) Plan. The Company also has a discretionary contribution dependent upon attaining certain performance targets. Should the Company achieve the performance target, it would contribute an additional 25% of qualified employee contributions. Employees may elect to contribute up to 50% of their eligible compensation on a pretax basis. Benefits under the 401(k) Plan are limited to the assets of the 401(k) Plan. Expenses related to our contributions to the 401(k) Plan were $648, $370, and $382 for fiscal 2014, 2013, and 2012, respectively.